Consolidated income statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Income statement
Calculated using the effective interest rate method	$ 14,412	$ 15,900	$ 16,618
Calculated using the effective interest rate method, percentage movement from prior period	(9.00%)
Calculated using the effective interest rate method, percentage movement from same period in prior year	(13.00%)
Other	$ 272	354	350
Other Interest income, percentage movement from prior period	(23.00%)
Other Interest income, percentage movement from same period in prior year	(22.00%)
Total interest income	$ 14,684	16,254	16,968
Total interest income, percentage movement from prior period	(10.00%)
Total interest income, percentage movement from same period in prior year	(13.00%)
Interest expense	$ (5,684)	(7,610)	(8,705)
Interest expense, percentage movement from prior period	(25.00%)
Interest expense, percentage movement from same period of prior year	(35.00%)
Net interest income	$ 9,000	8,644	8,263
Net interest income, percentage movement from prior period	4.00%
Net interest income, percentage movement from same period of prior year	9.00%
Net fee income	$ 755	829	826
Net fee income, percentage movement from prior period	(9.00%)
Net fee income, percentage movement from same period of prior year	(9.00%)
Net wealth management and insurance income	$ 465	703	326
Net wealth management and insurance income, percentage movement from prior period	(34.00%)
Net wealth management and insurance income, percentage movement from same period of prior year	43.00%
Trading income	$ 460	492	437
Trading income, percentage movement from prior period	(7.00%)
Trading income, percentage movement from same period in prior year	5.00%
Other income	$ (76)	2	127
Net operating income before operating expenses and impairment charges	$ 10,604	10,670	9,979
Net operating income before operating expenses and impairment charges, percentage movement from prior period	(1.00%)
Net operating income before operating expenses and impairment charges, percentage movement from same period of prior year	6.00%
Operating expenses	$ (6,181)	(5,015)	(5,091)
Operating expenses, percentage movement from prior period	23.00%
Operating expenses, percentage movement from same period of prior year	21.00%
Impairment charges	$ (2,238)	(461)	(333)
Profit before income tax	$ 2,185	5,194	4,555
Profit before income tax, percentage movement from prior period	(58.00%)
Profit before income tax, percentage movement from same period of prior year	(52.00%)
Income tax expense	$ (994)	(1,580)	(1,379)
Income tax expense, percentage movement from prior period	(37.00%)
Income tax expense, percentage movement from same period of prior year	(28.00%)
Net profit for the period	$ 1,191	3,614	3,176
Net profit for the period, percentage movement from prior period	(67.00%)
Net profit for the period, percentage movement from same period of prior year	(63.00%)
Net profit attributable to non-controlling interests (NCI)	$ (1)	(3)	(3)
Net profit attributable to non-controlling interests (NCI), percentage movement from prior period	(67.00%)
Net profit attributable to non-controlling interests (NCI), percentage movement from same period of prior year	(67.00%)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 1,190	$ 3,611	$ 3,173
Net profit attributable to owners of WBC, percentage movement from prior period	(67.00%)
Net profit attributable to owners of WBC, percentage movement from same period of prior year	(62.00%)
Earnings per share (cents)
Basic	$ 0.332	$ 1.041	$ 0.923
Earnings per share, basic, percentage movement from prior period	(68.00%)
Earnings per share, basic, percentage movement from same period of prior year	(64.00%)
Diluted	$ 0.332	$ 0.999	$ 0.895
Earnings per share, diluted, percentage movement from prior period	(67.00%)
Earnings per share, diluted, percentage movement from same period of prior year	(63.00%)